Accounts receivable, net	9 Months Ended
Mar. 31, 2024
Receivables [Abstract]
Accounts receivable, net

Note 6 – Accounts receivable, net

Accounts receivable for the Company consisted of the following as of the dates indicated below:

	March 31, 2024	June 30, 2023
Accounts receivable	$16,913,692	$14,141,543
Less: allowance for credit losses	(70,000)	(70,000)
Total accounts receivable	$16,843,692	$14,071,543

During the three and nine months ended March 31, 2024 and 2023, there were no changes in allowance for credit losses on accounts receivable.